Amundi Climate Transition Core Bond Fund
Schedule of Investments  |  October 31, 2024

A: CTBAX	C: ACTCX	K: ACTKX	Y: CTCYX

Schedule of Investments  |  10/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.9%
	Senior Secured Floating Rate Loan Interests — 0.2% of Net Assets*(a)
	Computer Services — 0.1%
15,000	Amentum Holdings, Inc., Initial Term Loan, 6.935% (Term SOFR + 225 bps), 9/29/31	$ 15,014
	Total Computer Services	$15,014

	Cruise Lines — 0.0%†
5,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.185% (Term SOFR + 300 bps), 5/1/31	$ 5,028
	Total Cruise Lines	$5,028

	Electric-Generation — 0.1%
15,000	Alpha Generation LLC, Initial Term B Loan, 7.446% (Term SOFR + 275 bps), 9/30/31	$ 15,016
	Total Electric-Generation	$15,016

	Retail — 0.0%†
4,988	MI Windows and Doors LLC, Term B-2 Loan, 7.685% (Term SOFR + 300 bps), 3/28/31	$ 5,012
	Total Retail	$5,012

	Total Senior Secured Floating Rate Loan Interests (Cost $39,866)	$40,070

	Asset Backed Securities — 6.8% of Net Assets
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	$ 102,732
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.768% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	99,127
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	100,339
100,000(b)	B2R Mortgage Trust, Series 2015-2, Class E, 5.79%, 11/15/48 (144A)	99,222
54,798	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.291%, 7/26/32 (144A)	55,588
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	101,188
100,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	103,897
30,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	30,384
1Amundi Climate Transition Core Bond Fund | 10/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
110,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	$ 110,947
21,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	21,845
80,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	79,771
100,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	101,265
99,452	Progress Residential Trust, Series 2021-SFR7, Class A, 1.692%, 8/17/40 (144A)	88,666
80,137(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.07% (PRIME + 7 bps), 4/25/48 (144A)	82,221
60,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	59,678
120,784(a)	STAR Trust, Series 2021-SFR1, Class A, 5.518% (1 Month Term SOFR + 71 bps), 4/17/38 (144A)	119,804
89,705(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	90,805
	Total Asset Backed Securities (Cost $1,417,341)	$1,447,479

	Collateralized Mortgage Obligations—2.5% of Net Assets
21,065(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, 5.707% (SOFR30A + 85 bps), 12/25/41 (144A)	$ 21,052
50,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.807% (SOFR30A + 195 bps), 3/25/44 (144A)	50,372
64,452(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M2, 3.75%, 9/25/55 (144A)	59,476
55,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	51,880
92,984(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	89,804
100,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M2, 6.657% (SOFR30A + 180 bps), 11/25/41 (144A)	100,813
50,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 6.077% (SOFR30A + 105 bps), 10/25/44 (144A)	50,016
Amundi Climate Transition Core Bond Fund | 10/31/242

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
40,976(b)	JP Morgan Mortgage Trust, Series 2016-3, Class 2AM, 2.96%, 10/25/46 (144A)	$ 38,244
86,306(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	71,548
	Total Collateralized Mortgage Obligations (Cost $518,676)	$533,205

	Commercial Mortgage-Backed Securities—5.7% of Net Assets
100,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	$ 90,779
476,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KG04, Class A2, 1.487%, 11/25/30	399,434
500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KG06, Class A2, 1.777%, 10/25/31	417,883
100,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 6.345% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	99,937
250,000	SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41 (144A)	210,460
	Total Commercial Mortgage-Backed Securities (Cost $1,269,105)	$1,218,493

	Corporate Bonds — 43.1% of Net Assets
	Aerospace & Defense — 0.7%
100,000	Boeing Co., 5.805%, 5/1/50	$ 94,316
45,000	Boeing Co., 6.858%, 5/1/54 (144A)	48,250
15,000	Boeing Co., 7.008%, 5/1/64 (144A)	16,146
	Total Aerospace & Defense	$158,712

	Airlines — 0.1%
20,000	United Airlines Pass-Through Trust, 5.45%, 2/15/37	$ 20,294
	Total Airlines	$20,294

	Auto Manufacturers — 5.2%
45,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 44,439
15,000	American Honda Finance Corp., 5.05%, 7/10/31	15,053
50,000	American Honda Finance Corp., 5.65%, 11/15/28	51,706
30,000	Cummins, Inc., 5.45%, 2/20/54	30,328
150,000	Daimler Truck Finance North America LLC, 5.125%, 1/19/28 (144A)	151,058
105,000	Ford Motor Co., 6.10%, 8/19/32	105,444
105,000	General Motors Co., 5.60%, 10/15/32	106,657
3Amundi Climate Transition Core Bond Fund | 10/31/24

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
45,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	$ 46,233
40,000	Hyundai Capital America, 5.80%, 6/26/25 (144A)	40,222
120,000	Hyundai Capital America, 6.375%, 4/8/30 (144A)	126,086
150,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	149,712
25,000	Toyota Motor Credit Corp., 4.60%, 10/10/31	24,546
200,000	Volkswagen Group of America Finance LLC, 5.90%, 9/12/33 (144A)	202,728
	Total Auto Manufacturers	$1,094,212

	Banks — 14.4%
65,000(b)	Bank of America Corp., 1.922% (SOFR + 137 bps), 10/24/31	$ 54,475
120,000(b)	Bank of America Corp., 2.687% (SOFR + 132 bps), 4/22/32	104,062
300,000(b)	Bank of New York Mellon Corp., 4.543% (SOFR + 117 bps), 2/1/29	298,254
150,000	Bank of Nova Scotia, 4.75%, 2/2/26	150,176
200,000(b)	BNP Paribas S.A., 5.125% (1 Year CMT Index + 145 bps), 1/13/29 (144A)	200,920
35,000(b)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	34,453
100,000	Citigroup, Inc., 4.45%, 9/29/27	98,760
30,000(b)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	30,284
26,000(b)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	26,551
200,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	201,777
100,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	97,721
200,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	230,079
108,000(b)	JPMorgan Chase & Co., 4.603% (SOFR + 104 bps), 10/22/30	106,509
100,000(b)	JPMorgan Chase & Co., 5.336% (SOFR + 162 bps), 1/23/35	100,862
15,000(b)	JPMorgan Chase & Co., 5.766% (SOFR + 149 bps), 4/22/35	15,611
250,000	KeyBank N.A./Cleveland OH, 5.00%, 1/26/33	241,245
130,000(b)	Morgan Stanley, 2.484% (SOFR + 136 bps), 9/16/36	106,010
10,000(b)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	10,200
30,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	30,554
200,000(b)	NatWest Group Plc, 5.847% (1 Year CMT Index + 135 bps), 3/2/27	202,338
75,000(b)	Regions Financial Corp., 5.502% (SOFR + 206 bps), 9/6/35	74,320
Amundi Climate Transition Core Bond Fund | 10/31/244

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
15,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	$ 15,219
20,000(b)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	20,240
200,000(b)	UBS Group AG, 5.711% (1 Year CMT Index + 155 bps), 1/12/27 (144A)	201,514
300,000(b)	US Bancorp, 4.653% (SOFR + 123 bps), 2/1/29	298,183
100,000(b)	Wells Fargo & Co., 3.526% (SOFR + 151 bps), 3/24/28	97,060
	Total Banks	$3,047,377

	Beverages — 0.5%
25,000	Coca-Cola Consolidated, Inc., 5.25%, 6/1/29	$ 25,396
80,000	PepsiCo, Inc., 4.80%, 7/17/34	79,551
	Total Beverages	$104,947

	Biotechnology — 0.3%
35,000	Amgen, Inc., 5.25%, 3/2/33	$ 35,361
15,000	Royalty Pharma Plc, 5.15%, 9/2/29	15,091
20,000	Royalty Pharma Plc, 5.40%, 9/2/34	19,859
	Total Biotechnology	$70,311

	Building Materials — 0.1%
10,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	$ 10,172
20,000	Owens Corning, 5.70%, 6/15/34	20,596
	Total Building Materials	$30,768

	Commercial Services — 1.5%
15,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	$ 15,324
40,000	Block, Inc., 6.50%, 5/15/32 (144A)	40,711
5,000	Brink's Co., 6.50%, 6/15/29 (144A)	5,100
40,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	40,550
130,000	S&P Global, Inc., 5.25%, 9/15/33	133,174
73,000	Verisk Analytics, Inc., 5.25%, 6/5/34	73,414
	Total Commercial Services	$308,273

	Cosmetics/Personal Care — 0.5%
100,000	Unilever Capital Corp., 4.625%, 8/12/34	$ 98,026
	Total Cosmetics/Personal Care	$98,026

	Distribution/Wholesale — 0.0%†
5,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 5,151
	Total Distribution/Wholesale	$5,151

5Amundi Climate Transition Core Bond Fund | 10/31/24

Principal Amount USD ($)		Value
	Diversified Financial Services — 3.7%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	$ 143,176
155,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	136,283
20,000(b)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	19,962
100,000(b)	Ally Financial, Inc., 6.848% (SOFR + 282 bps), 1/3/30	103,935
150,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	154,977
55,000(b)	Capital One Financial Corp., 5.463% (SOFR + 156 bps), 7/26/30	55,453
25,000(b)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	25,403
30,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	30,389
25,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	25,603
35,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	36,442
15,000	LPL Holdings, Inc., 5.70%, 5/20/27	15,228
20,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	19,999
15,000(b)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	15,237
	Total Diversified Financial Services	$782,087

	Electric — 1.9%
5,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	$ 5,070
100,000	Ameren Corp., 5.70%, 12/1/26	101,874
100,000	Duke Energy Progress LLC, 5.10%, 3/15/34	100,721
100,000	Eversource Energy, 5.45%, 3/1/28	101,990
25,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	25,575
25,000	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	24,538
25,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	26,009
10,000	Southern California Edison Co., 5.45%, 6/1/31	10,247
	Total Electric	$396,024

	Electronics — 0.4%
75,000	Flex, Ltd., 5.25%, 1/15/32	$ 74,334
10,000	Keysight Technologies, Inc., 4.95%, 10/15/34	9,710
	Total Electronics	$84,044

	Food — 0.1%
15,000	Kroger Co., 5.50%, 9/15/54	$ 14,567
15,000	Kroger Co., 5.65%, 9/15/64	14,576
	Total Food	$29,143

Amundi Climate Transition Core Bond Fund | 10/31/246

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Gas — 0.4%
75,000	Atmos Energy Corp., 5.90%, 11/15/33	$ 79,816
	Total Gas	$79,816

	Hand & Machine Tools — 0.4%
85,000	Regal Rexnord Corp., 6.30%, 2/15/30	$ 88,021
	Total Hand & Machine Tools	$88,021

	Healthcare-Products — 0.4%
45,000	Medtronic Global Holdings SCA, 4.50%, 3/30/33	$ 43,934
20,000	Smith & Nephew Plc, 5.40%, 3/20/34	20,097
15,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	15,361
	Total Healthcare-Products	$79,392

	Healthcare-Services — 0.9%
150,000	Cigna Group, 4.375%, 10/15/28	$ 147,322
15,000	Elevance Health, Inc., 5.15%, 6/15/29	15,195
10,000	Elevance Health, Inc., 5.375%, 6/15/34	10,095
10,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	10,114
10,000	Humana, Inc., 5.375%, 4/15/31	10,030
8,000	Laboratory Corp. of America Holdings, 4.55%, 4/1/32	7,683
	Total Healthcare-Services	$200,439

	Insurance — 2.0%
75,000	Brown & Brown, Inc., 5.65%, 6/11/34	$ 76,334
70,000	CNO Financial Group, Inc., 6.45%, 6/15/34	72,096
40,000(b)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	36,080
50,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	40,121
30,000(b)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	30,406
80,000	New York Life Global Funding, 4.55%, 1/28/33 (144A)	78,055
100,000	New York Life Global Funding, 4.85%, 1/9/28 (144A)	100,946
	Total Insurance	$434,038

	Internet — 0.3%
75,000	Uber Technologies, Inc., 4.80%, 9/15/34	$ 72,706
	Total Internet	$72,706

7Amundi Climate Transition Core Bond Fund | 10/31/24

Principal Amount USD ($)		Value
	Iron & Steel — 0.1%
20,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 20,023
	Total Iron & Steel	$20,023

	Leisure Time — 0.2%
7,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 7,011
25,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	25,154
	Total Leisure Time	$32,165

	Lodging — 0.5%
10,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 10,057
30,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	30,007
55,000	Las Vegas Sands Corp., 6.00%, 8/15/29	56,107
	Total Lodging	$96,171

	Machinery-Diversified — 0.4%
40,000	CNH Industrial Capital LLC, 4.55%, 4/10/28	$ 39,690
45,000	CNH Industrial Capital LLC, 5.50%, 1/12/29	46,030
	Total Machinery-Diversified	$85,720

	Office & Business Equipment — 0.1%
20,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 19,899
	Total Office & Business Equipment	$19,899

	Oil & Gas — 1.0%
175,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	$ 178,761
30,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	28,717
15,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	14,714
	Total Oil & Gas	$222,192

	Oil & Gas Services — 0.1%
15,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 15,068
	Total Oil & Gas Services	$15,068

	Packaging & Containers — 0.1%
15,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	$ 15,225
	Total Packaging & Containers	$15,225

	Pharmaceuticals — 0.4%
5,000	CVS Health Corp., 5.25%, 1/30/31	$ 4,968
55,000	CVS Health Corp., 5.25%, 2/21/33	54,027
Amundi Climate Transition Core Bond Fund | 10/31/248

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
25,000	Novartis Capital Corp., 4.00%, 9/18/31	$ 24,038
5,000	Novartis Capital Corp., 4.70%, 9/18/54	4,629
	Total Pharmaceuticals	$87,662

	Pipelines — 2.1%
20,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 19,555
25,000(b)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	25,823
25,000(b)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	25,668
105,000	Energy Transfer LP, 5.60%, 9/1/34	105,778
100,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	105,317
77,000	ONEOK, Inc., 4.40%, 10/15/29	75,006
10,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	10,385
20,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	20,594
55,000	Western Midstream Operating LP, 5.45%, 11/15/34	53,635
	Total Pipelines	$441,761

	REITs — 2.1%
10,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 9,753
41,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	29,034
100,000	Simon Property Group LP , 5.50%, 3/8/33	102,652
170,000	Sun Communities Operating LP, 5.50%, 1/15/29	171,559
35,000	Sun Communities Operating LP , 5.70%, 1/15/33	35,170
5,000	UDR, Inc., 5.125%, 9/1/34	4,892
100,000	Weyerhaeuser Co., 4.75%, 5/15/26	99,964
	Total REITs	$453,024

	Retail — 1.1%
85,000	AutoNation, Inc., 1.95%, 8/1/28	$ 75,581
100,000	AutoZone, Inc., 4.50%, 2/1/28	99,431
15,000	Ferguson Enterprises, Inc., 5.00%, 10/3/34	14,559
50,000	O'Reilly Automotive, Inc., 5.75%, 11/20/26	50,997
	Total Retail	$240,568

9Amundi Climate Transition Core Bond Fund | 10/31/24

Principal Amount USD ($)		Value
	Semiconductors — 0.6%
120,000	Broadcom, Inc., 3.469%, 4/15/34 (144A)	$ 104,728
15,000	Broadcom, Inc., 5.05%, 7/12/29	15,128
	Total Semiconductors	$119,856

	Software — 0.2%
20,000	Roper Technologies, Inc., 4.75%, 2/15/32	$ 19,695
30,000	Roper Technologies, Inc., 4.90%, 10/15/34	29,308
	Total Software	$49,003

	Telecommunications — 0.3%
60,000	Verizon Communications, Inc., 5.05%, 5/9/33	$ 60,053
	Total Telecommunications	$60,053

	Total Corporate Bonds (Cost $9,027,952)	$9,142,171

	Insurance-Linked Securities — 3.7% of Net Assets#
	Event Linked Bonds — 3.7%
	Multiperil – U.S. — 2.4%
250,000(a)	Merna Re II, 13.066%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	$ 262,944
250,000(a)	Sanders Re III, 7.973%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	249,875
		$512,819

	Windstorm – U.S. Multistate — 1.3%
250,000(a)	Gateway Re, 14.55%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	$ 261,575
	Total Event Linked Bonds	$774,394

	Total Insurance-Linked Securities (Cost $742,065)	$774,394

	Foreign Government Bond — 3.9% of Net Assets
	Supranational — 3.9%
850,000	European Investment Bank, 2.125%, 4/13/26	$ 824,156
	Total Supranational	$824,156

	Total Foreign Government Bond (Cost $829,787)	$824,156

	U.S. Government and Agency Obligations — 32.0% of Net Assets
724,649	Federal Home Loan Mortgage Corp., 1.500%, 3/1/37	$ 628,007
234,707	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	196,178
Amundi Climate Transition Core Bond Fund | 10/31/2410

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
777,930	Federal Home Loan Mortgage Corp., 2.500%, 3/1/52	$ 648,546
743,885	Federal Home Loan Mortgage Corp., 3.000%, 4/1/42	660,613
746,218	Federal Home Loan Mortgage Corp., 3.500%, 6/1/52	668,303
658,886	Federal Home Loan Mortgage Corp., 5.000%, 2/1/53	641,062
699,530	Federal Home Loan Mortgage Corp., 5.500%, 2/1/53	694,600
816,277	Federal National Mortgage Association, 2.000%, 2/1/52	649,306
472,124	Federal National Mortgage Association, 2.500%, 7/1/37	430,933
713,445	Federal National Mortgage Association, 2.500%, 4/1/52	594,760
250,000	Federal National Mortgage Association, 3.010%, 8/1/34	214,949
497,232	Federal National Mortgage Association, 3.190%, 6/1/29	468,968
300,000(d)	U.S. Treasury Bills, 11/19/24	299,307
	Total U.S. Government and Agency Obligations (Cost $7,087,582)	$6,795,532

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.9% (Cost $20,932,374)	$20,775,500
	OTHER ASSETS AND LIABILITIES — 2.1%	$446,514
	net assets — 100.0%	$21,222,014

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At October 31, 2024, the value of these securities amounted to $5,641,008, or 26.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2024.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2024.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at October 31, 2024.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
11Amundi Climate Transition Core Bond Fund | 10/31/24

*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2024.
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Gateway Re	7/14/2023	$250,000	$261,575
Merna Re II	5/8/2024	250,000	262,944
Sanders Re III	10/2/2023	242,065	249,875
Total Restricted Securities			$774,394
% of Net assets			3.7%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
3	U.S. 2 Year Note (CBT)	12/31/24	$623,327	$617,836	$(5,491)
58	U.S. 5 Year Note (CBT)	12/31/24	6,372,505	6,219,594	(152,911)
10	U.S. Ultra Bond (CBT)	12/19/24	1,344,246	1,256,250	(87,996)
			$8,340,078	$8,093,680	$(246,398)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
4	U.S. 10 Year Note (CBT)	12/19/24	$(461,302)	$(441,875)	$19,427
2	U.S. 10 Year Ultra Bond (CBT)	12/19/24	(236,745)	(227,500)	9,245
			$(698,047)	$(669,375)	$28,672
TOTAL FUTURES CONTRACTS			$7,642,031	$7,424,305	$(217,726)
CBT	Chicago Board of Trade.
Amundi Climate Transition Core Bond Fund | 10/31/2412

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$40,070	$—	$40,070
Asset Backed Securities	—	1,447,479	—	1,447,479
Collateralized Mortgage Obligations	—	533,205	—	533,205
Commercial Mortgage-Backed Securities	—	1,218,493	—	1,218,493
Corporate Bonds	—	9,142,171	—	9,142,171
Insurance-Linked Securities
Event Linked Bonds	—	774,394	—	774,394
Foreign Government Bond	—	824,156	—	824,156
U.S. Government and Agency Obligations	—	6,795,532	—	6,795,532
Total Investments in Securities	$—	$20,775,500	$—	$20,775,500
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(217,726)	$—	$—	$(217,726)
Total Other Financial Instruments	$(217,726)	$—	$—	$(217,726)
During the period ended October 31, 2024, there were no transfers in or out of Level 3.
13Amundi Climate Transition Core Bond Fund | 10/31/24